Convertible Debentures - Activity of Convertible Debentures (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Borrowings, Convertible Debentures [Roll Forward]
Current portion	$ (132,571)	$ (26,854)
Long-term portion	0	199,650
Convertible debenture
Borrowings, Convertible Debentures [Roll Forward]
Beginning balance	226,504	327,931
Interest paid	(13,305)	(25,667)
Accretion	16,123	33,171
Accrued interest	8,956	22,457
Debt repurchased	(128,706)	(163,165)
Realized loss on debt repurchased	10,874	19,353
Unrealized loss on foreign exchange		12,424
Unrealized loss on foreign exchange	12,125
Ending balance	132,571	226,504
Current portion	(132,571)	(26,854)
Long-term portion	$ 0	$ 199,650